14. Financial assets and liabilities (Details 10) $ in Thousands	Dec. 31, 2019 ARS ($) $ / $	Dec. 31, 2018 ARS ($) $ / $
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 24,249,101	$ 24,492,452
Current financial assets	12,843,211	8,496,560
Financial assets	37,092,312	32,989,012
Non-current financial liabilities	31,887,891	8,152,970
Current financial liabilities	8,005,356	1,585,717
Financial liabilities	39,893,247	9,738,687
Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities	31,887,891	8,152,970
Current financial liabilities	6,636,052	703,129
Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	1,369,304	882,048
USD | Other loans and borrowings
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial liabilities	532,441	140,581
Current financial liabilities	$ 110,804	$ 12,124
Effective exchange rate | $ / $	59.89	37.7
USD | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 22,537	$ 14,686
Effective exchange rate | $ / $	59.89	37.7
EUR | Trade and other payables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial liabilities	$ 291	$ 465
Effective exchange rate | $ / $	67.2265	43.1627
Trade and other receivables
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	$ 24,249,101	$ 24,492,452
Current financial assets	5,259,310	8,224,211
Trade and other receivables | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Non-current financial assets	404,860	421,112
Current financial assets	$ 79,002	$ 138,051
Effective exchange rate | $ / $	59.895	37.808
Other financial assets USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 97,220	$ 0
Effective exchange rate | $ / $	59.690
Other financial assets
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 5,803,043	0
Cash and cash equivalents
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	1,780,858	272,349
Cash and cash equivalents | USD
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 29,834	$ 4,720
Effective exchange rate | $ / $	59.895	37.5
Cash and cash equivalents | EUR
DisclosureOfFinancialAssetsAndLiabilitiesLineItems [Line Items]
Current financial assets	$ 1	$ 1
Effective exchange rate | $ / $	66.8530	42.84